SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%				10.00%
Segment reporting Information
Goodwill	$ 235,414				$ 235,414				$ 229,279
Revenues from Mining Operations	444,320		535,836		1,201,166		1,468,331
Production Costs	(231,535)	[1]	(220,408)	[1]	(687,539)	[1]	(655,349)	[1]
Exploration and Corporate Development	(15,550)		(36,023)		(35,447)		(93,417)
Amortization of Property, Plant and Mine Development	(76,054)		(68,318)		(216,253)		(199,181)
Foreign Currency Translation (Loss) Gain	(6,507)		(16,265)		955		(20,773)
Segment Income (Loss)	114,674		194,822		262,882		499,611
Interest and sundry income (expense)	141		(3,200)		(3,805)		(2,954)
Impairment loss on available-for-sale securities	(299)		(600)		(28,607)		(12,181)
Loss on sale of available-for-sale securities							(6,731)
Gain (loss) on derivative financial instruments	3,404		1,674		4,450		(1,752)
General and administrative expenses	(24,205)		(25,416)		(89,910)		(91,359)
Provincial Capital Tax					1,504		(4,001)
Interest expense	(14,924)		(14,933)		(42,575)		(43,600)
Income before income and mining taxes	78,791		152,347		103,939		337,033
Total Assets	5,440,070				5,440,070				5,256,119
Canada
Segment reporting Information
Revenues from Mining Operations	291,438		336,011		783,377		913,421
Production Costs	(166,537)		(160,405)		(503,493)		(469,821)
Exploration and Corporate Development			(11,947)				(35,910)
Amortization of Property, Plant and Mine Development	(57,576)		(51,656)		(164,768)		(147,560)
Foreign Currency Translation (Loss) Gain	(4,617)		(11,215)		3,405		(12,882)
Segment Income (Loss)	62,708		100,788		118,521		247,248
Total Assets	3,391,818				3,391,818				3,280,158
Canada | Meliadine Mine Project
Segment reporting Information
Goodwill	200,100				200,100
Latin America
Segment reporting Information
Revenues from Mining Operations	88,449		124,084		263,171		349,086
Production Costs	(39,584)		(36,917)		(113,291)		(112,897)
Amortization of Property, Plant and Mine Development	(11,275)		(8,816)		(32,103)		(29,324)
Foreign Currency Translation (Loss) Gain	2,578		(4,177)		1,851		(5,968)
Segment Income (Loss)	40,168		74,174		119,628		200,897
Total Assets	1,137,903				1,137,903				1,069,379
Latin America | La India Mine Project
Segment reporting Information
Goodwill	29,200				29,200
Latin America | Urastar Gold Corporation
Segment reporting Information
Goodwill	6,100				6,100
Europe
Segment reporting Information
Revenues from Mining Operations	64,433		75,741		154,618		205,824
Production Costs	(25,414)		(23,086)		(70,755)		(72,631)
Amortization of Property, Plant and Mine Development	(7,203)		(7,846)		(19,382)		(22,297)
Foreign Currency Translation (Loss) Gain	(12,153)		(561)		(8,730)		(1,777)
Segment Income (Loss)	19,663		44,248		55,751		109,119
Total Assets	844,650				844,650				846,941
Exploration
Segment reporting Information
Exploration and Corporate Development	(15,550)		(24,076)		(35,447)		(57,507)
Foreign Currency Translation (Loss) Gain	7,685		(312)		4,429		(146)
Segment Income (Loss)	(7,865)		(24,388)		(31,018)		(57,653)
Total Assets	65,699				65,699				59,641
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	114,674		194,822		262,882		499,611
Interest and sundry income (expense)	141		(3,200)		(3,805)		(2,954)
Impairment loss on available-for-sale securities	(299)		(600)		(28,607)		(12,181)
Loss on sale of available-for-sale securities							(6,731)
Gain (loss) on derivative financial instruments	3,404		1,674		4,450		(1,752)
General and administrative expenses	(24,205)		(25,416)		(89,910)		(91,359)
Provincial Capital Tax					1,504		(4,001)
Interest expense	(14,924)		(14,933)		(42,575)		(43,600)
Income before income and mining taxes	$ 78,791		$ 152,347		$ 103,939		$ 337,033

[1]	Exclusive of amortization shown separately.